TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (FORMERLY KNOWN AS TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD.) (“TZE”) - Narrative Transactions with Tianjin Zhonghuan Semiconductor Co., Ltd and its affiliates (Details)
$ / shares in Units, $ in Thousands
			1 Months Ended			12 Months Ended
		Aug. 26, 2020 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Apr. 30, 2021 $ / shares shares	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 02, 2022 CNY (¥)	Jan. 03, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 17, 2022 USD ($)	Oct. 01, 2021	Apr. 30, 2018	Feb. 28, 2017
Related Party Transaction [Line Items]
Proceeds from sale of unconsolidated investee						$ 0	$ 0		$ 3,220
Payments to acquire additional interest in subsidiaries						0	0		30,000
Gain on disposal						0	2,975		0
Number of shares issued in transaction (in shares) | shares		8,915,692
Advances to suppliers, current	[1]					2,137	51,045
Advances to suppliers, non current	[1]					0	716
2027 Convertible Notes | Convertible debt
Related Party Transaction [Line Items]
Principal amount						207,000	0				$ 207,000
Stated percentage											7.50%
Conversion ratio percentage											0.97
Silicon Wafer
Related Party Transaction [Line Items]
Advances to suppliers, current						2,137	1,816
Advances to suppliers						2,100	2,500
Advances to suppliers, non current						0	716
Hohhot
Related Party Transaction [Line Items]
Proceeds from sale of unconsolidated investee						$ 0	0	¥ 21,938,086.22	$ 3,220
Gain on sale of investments							500
Gain on disposal										$ 500
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Related Party Transaction [Line Items]
Equity method investment, ownership percentage			20.00%	20.00%		16.30%						16.30%	20.00%	20.00%
Gain on disposal						$ 3,000	3,000
Gain on disposition of stock in equity method investee, reclassified from other comprehensive income to profit and loss						$ 30	$ 30
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares) | shares					1,870,000
Price per share (USD per share) | $ / shares					$ 18.00
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | Maxeon Solar Technologies
Related Party Transaction [Line Items]
Ownership percentage						24.00%
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Related Party Transaction [Line Items]
Payments to acquire additional interest in subsidiaries			$ 41,600	¥ 270,000,000
TotalEnergies | Maxeon Solar Technologies
Related Party Transaction [Line Items]
Ownership percentage						24.40%

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower Corporation (“SunPower”) and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Advances to suppliers, current portion,” “Advances to suppliers, net of current portion,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).